UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

CERTIFIED QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-09277

VIKING MUTUAL FUNDS
(Exact name of Registrant as Specified in Charter)
116 1st St. SW, Suite C
Minot, ND 58701
(Address of Principal Executive Office) (Zip Code)
Registrant's Telephone Number, including Area Code: 1-701-852-1264

SHANNON D. RADKE, PRESIDENT
116 1st St. SW, Suite C
Minot, ND 58701



Date of fiscal year end: December 31

Date of reporting period: March 31, 2009

Item 1. Quarterly Schedule Of Portfolio Holdings.

VIKING MUTUAL FUNDS
Statement of Investments, March 31, 2009

Viking Tax-Free Fund for Montana

                                                                                 PRINCIPAL             MARKET
                                                                                  AMOUNT               VALUE
MUNICIPAL BONDS 95.6%
General Obligations 9.7%
Bozeman MT Ser A  4.95%  07/01/20                                                170,000               173,737
Puerto Rico Mun Fin Agy Ser A (FSA)  5.50%  08/01/23                             250,000               255,523
Puerto Rico Commonwealth GO 6.00% (MBIA) 07/01/27                                500,000               448,695
Missoula Cnty Sch Dist #4 Hellgate 4.25% 6/15/24                                 235,000               227,592
                                                                                                     ---------
                                                                                                     1,105,547
                                                                                                     ---------
Certificates of Participation 4.6%
Helena MT Cfts Part 5.00% 01/01/29			                         175,000               168,756
Helena MT Ctfs Part 4.625% 01/01/24                                              135,000               131,886
Helena MT Ctfs Part 4.00% 01/01/20                                               230,000               223,709
                                                                                                     --------
                                                                                                       524,351
                                                                                                     ---------

Continuing Care Revenue Bonds  0.6%
MT St Hlth Facs Auth Rev Hillcrest Sr Ctr  6.90%  06/01/15                        30,000                31,993
MT St Hlth Facs Auth Rev Hillcrest Sr Ctr  7.25%  06/01/25                        35,000                37,043
                                                                                                     ---------
                                                                                                        69,036
                                                                                                     ---------
Electric Power Revenue Bonds 7.7%
Forsyth MT Poll Ctl Rev Ref Puget Sound Energy (AMBAC) 5.00% 03/01/31            355,000               252,703
Forsyth MT Poll Ctl Rev Northwestern Corp (AMBAC) 4.65% 08/01/23                 750,000               626,678
                                                                                                     ---------
                                                                                                       879,381
                                                                                                     ---------
Higher Education Revenue Bonds  13.3%
MT St Hgher Ed Stud Assist Corp Rev Ser B  6.40%  12/01/32                       575,000               534,031
MT Brd Regents (U of M) Hghr Ed Rev  5.75%  5/15/24                              135,000               144,288
Univ of MT Revs Higher Ed Facs Imp Ser D (MBIA) 5.375%  05/15/19                 370,000               418,329
Univ Of MT Revs Facs Acq & Imp (MBIA) 5.00% 11/15/17                             140,000               153,350
MT St Brd Regents Hghr Ed Rev MSU 5.00% 11/15/18                                 260,000               276,011
                                                                                                     ---------
                                                                                                     1,526,009
                                                                                                     ---------
Hospital Revenue Bonds  23.0%
MT Hlth Fac Fin Auth Rev Mstr Ln Program Comm Med Ctr  5.20%  12/01/21           145,000               146,638
MT Fac Fin Auth Providence Serv (MBIA)  5.00%  12/01/18                          270,000               296,341
MT Fac Fin Auth Rev Providence Serv (MBIA)  4.80%  12/01/20                      105,000               114,713
MT Fac Fin Auth St Luke Cmnty Hlth 5.00% 01/01/22                                100,000               100,485
MT Hlth Facs Auth Rev Sisters Chrty Leavenworth (MBIA)  5.00%  12/01/24          515,000               523,771
MT Hlth Facs Auth Rev Sisters Chrty Leavenworth (MBIA)  5.125% 12/01/18          175,000               174,610
MT St Hlth Fac Auth Rev Comm Med Ctr  6.375%  06/01/18                           370,000               351,785
MT Fac Fin Auth Hlth Master Ln Pg  4.50% 05/01/27				 250,000               225,893
MT Fac Fin Auth	 Rev Benefits Health Sys 4.75% 01/01/24                           150,000              144,407
MT Fac Fin Auth Rev Benefits Health 4.75% 01/01/25                               125,000               120,499
MT Fac Fin Auth Glendive Med 4.50% 07/01/23                                      250,000               236,545
MT Fac Fin Auth Prov Hlth Svce 5.00% 10/01/19                                    175,000               185,185
                                                                                                     ---------
                                                                                                     2,620,872
                                                                                                     ---------
Housing Revenue Bonds  15.0%
MT St Brd Hsg Sngle Fam Mtg Ser A-2  5.75%  06/01/30                              55,000                48,859
MT St Brd Hsg Sngle Fam Ser A-2  5.50%  12/01/20                                  75,000                71,761
MT St Brd Hsg Sngle Fam Ser A-2  5.60%  12/01/23                                 660,000               614,024
MT St Brd Hsg Sngle Fam Ser A-2  5.20%  12/01/22                                 105,000                95,677
MT St Brd Hsg Sngle Fam Ser B-2  4.85%  12/01/15                                  70,000                70,391
MT St Brd Hsg Sngle Fam Mtg Ser B-2  5.55%  06/01/33                             125,000               106,941
MT St Brd Hsg Sngle Fam Mtg Ser C2 4.85%  12/01/26                               190,000               157,206
MT St Brd Hsg AMT Sngl Fam Mtg Ser B 4.75% 12/01/27                              105,000                84,290
MT St Brd Hsg Sngle Fam Prog Ser A 5.30% 12/01/29                                500,000               472,315
                                                                                                     ---------
                                                                                                     1,721,464
                                                                                                     ---------
Psychiatric and Substance Abuse Hospital Bonds  8.5%
MT Fac Fin Auth Developmental Ctr Prog  4.50%  06/01/16                          250,000               261,208
MT Fac Fin Auth Developmental Ctr Prog  4.75%  06/01/19                          170,000               173,951
MT Fac Fin Auth Rev Childrens Home  4.55%  01/01/17                              250,000               260,625
MT Fac Fin Auth Boyd Andrew Cmnty (CIFG) 4.375% 10/01/20                         285,000               269,861
                                                                                                     ---------
                                                                                                       965,645
                                                                                                     ---------

Other Revenue Bonds 13.2%
Puerto Rico Childrens Trust Fund  Tob Settlement Rev  6.00%  07/01/26            195,000               206,540
Puerto Rico Comwlth Infra Fing Auth Ser A (AMBAC)  5.25%  07/01/10               100,000               100,764
Billings MT Spl Impt Dist No 1385 7.00% 07/01/17                                 255,000               252,289
Missoula MT Spl Impt Dists No 540 4.60% 07/01/24                                 100,000                79,705
Missoula MT Spl Impt Dists No 540 4.60% 07/01/25                                 105,000                82,767
Missoula Tax Increment Urban Renewal (RADIAN) 5.125% 07/01/26                    125,000               112,076
Missoula MT Spl Assmnt Pooled Spl Sidewalk Curb 4.75% 07/01/27                   200,000               155,568
Bozeman MT Downtown Impt Dist 4.95% 07/01/28                                     200,000               141,986
MT St Dept Transn Rev Grant Antic 5.00% 06/01/22                                 350,000               373,093
                                                                                                     ---------
                                                                                                     1,504,788
                                                                                                     ---------

Total Municipal Bonds (cost $11,505,969)                                                            10,917,093

SHORT-TERM INVESTMENTS  3.3%
Federated Muni Obligation Fund #852 0.91%                                        372,000               372,000
                                                                                                   -----------
Total Short-Term Investments (cost:$372,000)                                                           372,000
                                                                                                   -----------

TOTAL MARKET VALUE OF SECURITIES OWNED 98.9% (Cost $11,877,969)                                     11,289,093

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES 1.1%                                                   129,841
                                                                                                   -----------
NET ASSETS APPLICABLE TO 1,229,101.146 SHARES (0.001 PAR VALUE) OUTSTANDING - 100.0%               $11,418,934
                                                                                                   ===========
Note: Fair Value Measurements
In September of 2006, the Financial Accounting Standards Board (FASB) issued
Statement of Financial Accounting Standards (SFAS) No. 157, Fair Value
Measurements.  This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds investments.
These inputs are summarized in the three broad levels listed below:

Level 1  quoted prices in active markets for identical securities
Level 2 other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)
Level 3 significant unobservable inputs (including the Funds own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

The following is a summary of the inputs used to value the Funds net assets as of March 31, 2009:
                                                   Investments in Securities
Valuation Inputs
Level 1  Quoted Prices                             $   372,000
Level 2  Other Significant Observable Inputs        10,917,000
Level 3  Significant Unobservable Inputs                     0
                                                    ----------
Total                                              $11,289,093

VIKING MUTUAL FUNDS
Statement of Investments, March 31, 2009

Viking Tax-Free Fund for North Dakota

                                                                                 PRINCIPAL             MARKET
                                                                                  AMOUNT               VALUE
MUNICIPAL BONDS  97.3 %
General Obligations  11.4%
Fargo ND Pub Sch Dist 5.00% 05/01/23				                 200,000               202,782
Fargo ND Ref & Imp - Ser B (FGIC)  5.125%  05/01/17                               60,000                60,110
Fargo ND Ref & Impt Ser D (MBIA)  5.00%  05/01/28                                200,000               201,220
West Fargo ND Pub Sch Dist No. 006 (FGIC)  5.00%  05/01/14                        50,000                52,352
Grand Forks ND Pub Bldg Ser A 4.625% 12/01/26                                    100,000                99,496
                                                                                                     ---------
                                                                                                       615,960
                                                                                                     ---------
Building Authority Revenue Bonds  6.5%
Fargo ND Bldg Auth Lease Rev Ser A  5.00%  05/01/20                               50,000                52,121
Grand Forks Cnty Bldg Auth Rev   5.00%   12/01/20                                200,000               204,222
ND St Bldg Auth Lease Rev Ser A (MBIA)  5.20%  12/01/19                           90,000                92,954
                                                                                                     ---------
                                                                                                       349,297
                                                                                                     ---------

Continuing Care Revenue Bonds  3.7%
Burleigh Cnty Indl Dev Rev MO Slope Luth Care 5.05% 11/01/18                     125,000               108,689
Grand Forks ND SR Hsg Rev Ref 4000 Valley Square Proj 5.00% 12/01/16             100,000                89,642
                                                                                                     ---------
                                                                                                       198,331
                                                                                                     ---------

Education Revenue Bonds  4.8%
Fargo ND School District Bldg Auth Rev (MBIA)  5.50%  05/01/14                    50,000                50,176
Minot Pub School District No 1 Bldg Auth  4.80%  05/01/23                        210,000               210,514
                                                                                                     ---------
                                                                                                       260,690
                                                                                                     ---------


Higher Education Revenue Bonds  7.7%
ND St Brd Hghr Ed Student Svcs Facs MSU   5.00%   08/01/18                       175,000               155,171
ND St Brd Hghr Ed Student Svcs Facs MSU   5.50%   08/01/23                       125,000               104,049
ND St Brd Hgher Ed Rev Hsg & Aux BSC  4.75%  05/01/19                            100,000                88,518
NDSU Rev Ser 2006A 4.75% 04/01/29                                                 75,000                69,473
                                                                                                     ---------
                                                                                                       417,211
                                                                                                     ---------
Hospital Revenue Bonds  14.7%
Fargo ND Hlth Sys Rev Meritcare Ser A (MBIA)  5.375%  06/01/27                   200,000               191,802
Fargo ND Hlth Sys Rev Meritcare Obl 5.125% 06/01/27                               75,000                66,576
Grand Forks ND Hlth Care Altru Hlth Obl Group  7.125%  08/15/24                   20,000                21,367
Grand Forks ND Hlth Care Facs Rev United (MBIA) 6.25% 12/01/24                   150,000               129,258
Grand Forks ND Hlth Care Sys Rev Altru Hlth (MBIA) 5.625% 08/15/27               200,000               174,692
Ward Cnty ND Hlth Care Fac Rev	5.125% 07/01/29                                   200,000              133,706
Ward Cnty ND Hlth Care Fac Rev Trinity 5.125% 07/01/25                           100,000                72,414
                                                                                                     ---------
                                                                                                       789,815
                                                                                                     ---------
Housing Revenue Bonds  19.7%
Fargo ND Multifam Rev Ref Hsg Trollwood Village  6.90%  09/01/13                  25,000                16,250
ND St Hsg Fin Agy Rev Home Mtg Prog C  4.90%   07/01/15                          150,000               145,095
ND St Hsg Fin Agy Rev Ser D 5.20% 07/01/22                                       200,000               173,704
ND St Hsg Fin Agy Rev Hsg Fin Pg Home Mtg 5.70% A 07/01/09                        50,000                49,938
ND St Hsg Fin Agy Rev Hsg Fin Pg 6.00% 07/01/20                                  200,000               202,114
ND St Hsg Fin Agy Rev A 5.20% 07/01/19                                           125,000               125,136
ND St Hsg Fin Agy Rev Hsg Fin Pg Home Mtg A 5.55% 07/01/22                        55,000                50,042
ND St Hsg Fin Agv Rev Hsg Fin Pg 5.15% 07/01/23                                  300,000               297,534

                                                                                                     ---------
                                                                                                     1,059,813
                                                                                                     ---------

Utility Revenue Bonds 5.4%
Oliver Cnty PCR Ref Square Butte Elec-A (AMBAC) 5.30% 01/01/27                   195,000              183,002
Mercer Cnty PCR Otter Tail Corp 4.85% 09/01/22                                   115,000              109,322

                                                                                                     ---------
                                                                                                      292,324
                                                                                                     ---------
Water Revenue Bonds  9.4%
Minot ND Wtr & Swr Util Rev Ser D 5.25% 10/01/22                                 200,000               204,044
ND St Water Comm Rev Water Dev & Mgmt Prg Ser A (MBIA)  5.50%  08/01/10           50,000                52,525
South Central Reg Water Dist Burleigh Cnty Rev  5.00%  10/01/23                  150,000               124,314
ND St Water Comm Rev Water Dev and Mgmt Prog 5.0% 08/01/25                       125,000               124,475
                                                                                                     ---------
                                                                                                       505,357
                                                                                                     ---------
Other Revenue Bonds  14.0%
ND Pub Fin Auth Indl Dev Prog 6.00% 06/01/34                                     200,000               199,080
Mercer Cnty PCR Otter Tail Corp 4.85% 09/01/22                                   115,000               109,322
ND St Muni Bond Bank Cap Fing Prog 6.00%  06/01/21                                25,000                25,916
Puerto Rico Childrens Trust Fund Settlement Rev  6.00%  07/01/26                  15,000                15,888
ND Pub Fin Auth Cap Fin Prog Ser A  5.00%  6/01/31                               100,000                95,511
ND Pub Fin Auth Indl Dev Prog Ser A 5.00%  6/01/20                               150,000               142,345
Williams Cnty ND Sales Tax Rev 5.00% 11/01/21                                    100,000                81,729
Williams Cnty ND Sales Tax Rev 5.00% 11/01/26                                    125,000                91,131
Grand Forks ND Mosquito Ctl Resv Rev Ser B 4.75% 09/01/24                        100,000                98,784
                                                                                                     ---------
                                                                                                       753,339
                                                                                                     ---------

Total Municipal Bonds (cost $5,562,553)                                                              5,242,137

SHORT-TERM INVESTMENTS  1.6%
Federated Municipal Obligations Fund #852 0.91%                                   89,000                89,000
                                                                                                     ---------
Total Short Term Investment (cost: $89,000)                                                             89,000
                                                                                                     ---------

TOTAL MARKET VALUE OF SECURITIES OWNED  98.9% (COST $5,651,553)                                      5,331,137

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES  1.1%                                                   56,949
                                                                                                    ----------

NET ASSETS APPLICABLE TO 574,978.546 SHARES (0.001 PAR VALUE) OUTSTANDING - 100.00%                 $5,388,086
                                                                                                    ==========
Note: Fair Value Measurements
In September of 2006, the Financial Accounting Standards Board (FASB) issued
Statement of Financial Accounting Standards (SFAS) No. 157, Fair Value
Measurements.  This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds investments.
These inputs are summarized in the three broad levels listed below:

Level 1  quoted prices in active markets for identical securities
Level 2 other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)
Level 3 significant unobservable inputs (including the Funds own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.


The following is a summary of the inputs used to value the Funds net assets as of March 31, 2009:
                                                   Investments in Securities
Valuation Inputs
Level 1  Quoted Prices                             $   89,000
Level 2  Other Significant Observable Inputs        5,242,137
Level 3  Significant Unobservable Inputs                    0
                                                   ----------
Total                                              $5,331,137

VIKING MUTUAL FUNDS
Statement of Investments, March 31, 2009

Viking Large-Cap Value Fund

                                                                 SHARES                 VALUE
Common Stocks  92.6%
Banks/Financial Services  11.7%
BB&T								 4,700                  79,524
Lincoln National                                                 1,600                  10,704
JP Morgan Chase & Co						 2,900                  77,082
Prudential Financial						 2,000                  38,040
Morgan Stanley                                                   1,200                  27,324
Wells Fargo & Co                                                 5,000                  71,200
                                                                                      --------
                                                                                       303,874
                                                                                      --------
Basic Materials  5.3%
Freeport-McMoran Copper & Gold*                                  1,900                  72,409
ENSCO International                                              1,300                  34,320
Hess Corp                                                          600                  32,520
                                                                                      --------
                                                                                       139,249
                                                                                      --------
Business Services  1.8%
Target								 1,400                  48,146
                                                                                      --------
                                                                                        48,146
                                                                                      --------

Computer/Communications Related  3.6%
Microsoft                                                        3,900                  71,643
Time Warner Cable*                                                 933                  23,138
                                                                                      --------
                                                                                        94,781
                                                                                      --------
Conglomerates  3.8%
General Electric                                                4,600                   46,506
PPG Industries                                                  1,400	                51,660
                                                                                      --------
                                                                                        98,166
                                                                                      --------
Consumer Goods 4.5%
Bunge Limited                                                     800                   45,320
Mattel                                                          2,200                   25,366
Tupperware      						2,800                   47,572
                                                                                      --------
                                                                                       118,258
                                                                                      --------

Department Store 1.8%
JC Penny                                                        2,300                   46,161
                                                                                      --------
                                                                                        46,161
                                                                                      --------

Drug  2.9%
Merck                                                           2,900                   77,575
                                                                                      --------
                                                                                        77,575
                                                                                      --------
Drug Distribution  5.5%
Amerisource Bergen                                               2,100                  68,586
CVS Corp.                                                        2,700                  74,223
                                                                                      --------
                                                                                       142,809
                                                                                      --------
Energy  15.8%
Anadarko Petroleum                                               1,900                  73,891
Apache                                                             800                  51,272
ChevronTexaco                                                    1,400                  94,136
ConocoPhillips                                                   1,100                  43,076
Exxon Mobil                                                      2,200                 149,820
                                                                                      --------
                                                                                       412,195
                                                                                      --------
Entertainment 2.6%
Disney                                                           3,800                  69,008
                                                                                      --------
                                                                                        69,008
                                                                                      --------

Household Products  3.2%
Kimberly-Clark                                                   1,800                  82,998
                                                                                      --------
                                                                                        82,998
                                                                                      --------

Insurance  2.0%
Chubb                                                            1,200                  50,784
                                                                                      --------
                                                                                        50,784
                                                                                      --------

Multi-Industry  2.1%
Honeywell                                                        2,000                  55,720
                                                                                      --------
                                                                                        55,720
                                                                                      --------
Packaging  3.0%
Sealed Air                                                       5,600                  77,280
                                                                                      --------
                                                                                        77,280
                                                                                      --------
Services 2.9%
TJX Companies                                                    2,900                  74,356
									              --------
                                                                                        74,356
										      --------
Technology  2.4%
Intel                                                            4,100                  61,623
                                                                                      --------
                                                                                        61,623
                                                                                      --------

Telecommunications  5.4%
Verizon Communications                                           1,900                  57,380
AT&T                                                             3,300                  83,160
                                                                                      --------
                                                                                       140,540
                                                                                      --------
Utilities  7.4%
Public Service Enterprise Group                                  2,400                  70,728
American Electric Power                                          2,700                  68,202
Dominion Resources                                               1,700                  52,683
                                                                                      --------
                                                                                       191,613
                                                                                      --------
Exchange Traded Funds  4.9%
iShares Russell 1000 Value                                       3,100                 126,325
										       --------
										        126,325
    										       --------

Total Common Stocks (Cost $2,926,160)                                                2,411,461

SHORT-TERM INVESTMENTS 7.3%
Federated Prime Value Obligations #853 1.07%                   119,000                 119,000
First Western Bank Collective Asset 0.49%                       70,000                  70,000
                                                                                    ----------
Total Short-Term Investments (cost: $189,000)                                          189,000
                                                                                    ----------
TOTAL MARKET VALUE OF SECURITIES OWNED 99.9% (COST $3,115,160)                       2,600,461

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES 0.1%                                     2,945
                                                                                    ----------
NET ASSETS APPLICABLE TO 401,854.161 SHARES ($0.001 PAR VALUE)
     OUTSTANDING 100.0%                                                             $2,603,406
                                                                                    ==========
*Non-income producing investments

Note: Fair Value Measurements
In September of 2006, the Financial Accounting Standards Board (FASB) issued
Statement of Financial Accounting Standards (SFAS) No. 157, Fair Value
Measurements. This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds investments.
These inputs are summarized in the three broad levels listed below:

Level 1  quoted prices in active markets for identical securities
Level 2 other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)
Level 3 significant unobservable inputs (including the Funds own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.


The following is a summary of the inputs used to value the Funds net assets as of March 31, 2009:
                                                   Investments in Securities
Valuation Inputs
Level 1  Quoted Prices                             $2,600,461
Level 2  Other Significant Observable Inputs                0
Level 3  Significant Unobservable Inputs                    0
                                                    ---------
Total                                              $2,600,461


VIKING MUTUAL FUNDS
Statement of Investments, March 31, 2009

Viking Small-Cap Value Fund

                                                                 SHARES                 VALUE
Common Stocks  96.1%

Air Services  1.4%
Bristow Group*                                                   1,500                  32,145
                                                                                      --------
                                                                                        32,145
                                                                                      --------


Auto Related  1.7%
Borg Warner                                                      2,000                  40,600
                                                                                      --------
                                                                                        40,600
                                                                                      --------
Basic Materials  1.9%
Walter Industries                                                2,000                  45,740
                                                                                      --------
                                                                                        45,740
                                                                                      --------
Chemical  2.6%
RPM                                                              4,900                  62,377
                                                                                      --------
                                                                                        62,377
                                                                                      --------
Conglomerate  1.2%
Crane                                                            1,700                  28,696
                                                                                      --------
                                                                                        28,696
                                                                                      --------
Consumer Goods  1.5%
Hanes Brands*                                                    3,700                  35,409
                                                                                      --------
                                                                                        35,409
                                                                                      --------

Drug Manufacturer  1.9%
Chattem*                                                            800                 44,840
                                                                                      --------
                                                                                        44,840
                                                                                      --------
Energy  6.8%
Piedmont Natural Gas                                             2,700                  69,903
Oil States Intl Inc*                                             2,700                  36,234
Cleco								 2,400                  52,056
                                                                                      --------
                                                                                       158,193
                                                                                      --------
Financial 13.8%
Tanger Factory Outlet Centers                                    2,000                  61,720
First Niagara Financial Group					 4,600                  50,094
Trustmark                                                        3,600                  66,168
Glacier Bancorp                                                  2,800                  43,988
Prosperity Bancshares 	                                         2,300                  62,905
Washington Federal                                               3,000                  39,870
                                                                                      --------
                                                                                       324,745
										      --------

Healthcare 2.4%
West Pharmaceutical Services                                     1,700                  55,777
                                                                                      --------
											55,777
 										      --------




Household Products  2.2%
Church & Dwight                                                  1,000                  52,230
                                                                                      --------
                                                                                        52,230
                                                                                      --------

Industrial Products  11.8%
AO Smith                                                         2,050                  51,619
Teleflex                                                         1,400                  54,726
Nordson Corp                                                     1,600                  45,488
Barnes Group                                                     3,700                  39,553
Gardner Denver Inc*                                               2,100                 45,654
Lincoln Electric Holdings                                          900                  28,521
Timken                                                             900                  12,564
                                                                                      --------
                                                                                       278,125
                                                                                      --------
Insurance  4.3%
IPC Holdings                                                    3,100                  83,824
Aspen Insurance Holdings                                          800                  17,968
                                                                                      --------
                                                                                       101,792
                                                                                      --------
Medical Services/Supplies  5.0%
Owens & Minor                                                    1,900                  62,947
Senior Housing Properties Trust                                  4,000                  56,080
                                                                                      --------
                                                                                       119,027
                                                                                      --------
Packaging  4.4%
Aptar Group                                                      2,100                  65,394
Tupperware                                                       2,300                  39,077
                                                                                      --------
                                                                                       104,471
                                                                                      --------

Retail  5.1%
BJs Wholesale*                                                   1,600                  51,184
Carters Inc.*                                                    3,700                  69,597
                                                                                      --------
                                                                                       120,781
                                                                                      --------
Services  13.7%
Jack in the Box*                                                 2,500                  58,225
Brinks                                                             900                  23,814
Wabtec*                                                          1,600                  42,208
Dicks Sporting Goods*                                            4,700                  67,069
Trinity Industries                                                 500                   4,570
Maximus 	 						 1,600                  63,776
Watson Wyatt Worldwide                                           1,300                  64,181
                                                                                      --------
                                                                                       323,843
                                                                                      --------
Technology  6.6%
Mettler-Toledo Intl*                                               900                 46,197
Brocade Comm*							13,900                 47,955
Netgear Inc*                                                     3,000                 36,150
Perot Systems*	                                                 1,900                 24,472
                                                                                      --------
                                                                                       154,774
                                                                                      --------
Utilities  3.3%
Westar Energy Inc                                                 2,700                 47,331
Portland General Electric Company                                 1,700                 29,903
                                                                                      --------
                                                                                        77,234
                                                                                      --------
Exchange Traded Funds  4.5%
iShares Russell 2000 Value                                       2,700                 106,542
										       --------
										        106,542
    										       --------



Total Common Stocks (Cost $2,409,227)                                                2,267,341

SHORT-TERM INVESTMENTS  3.8%
Federated Prime Value Obligations Fund #853 1.07%               90,000                  90,000
                                                                                    ----------
Total Short-Term Investments (Cost $90,000)                                             90,000
                                                                                    ----------
TOTAL MARKET VALUE OF SECURITIES OWNED 99.9% COST ($2,499,227)                       2,357,341

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES  0.1%                                     552
                                                                                    ----------

NET ASSETS APPLICABLE TO 261,889.173 SHARES ($0.001 PAR VALUE)
     OUTSTANDING 100.0%                                                             $2,357,893
                                                                                    ==========
*Non-income producing investments

Note: Fair Value Measurements
In September of 2006, the Financial Accounting Standards Board (FASB) issued
Statement of Financial Accounting Standards (SFAS) No. 157, Fair Value
Measurements. This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds investments.
These inputs are summarized in the three broad levels listed below:

Level 1  quoted prices in active markets for identical securities
Level 2 other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)
Level 3 significant unobservable inputs (including the Funds own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.


The following is a summary of the inputs used to value the Funds net assets as of March 31, 2009:
                                                   Investments in Securities
Valuation Inputs
Level 1  Quoted Prices                             $2,357,341
Level 2  Other Significant Observable Inputs                0
Level 3  Significant Unobservable Inputs                    0
Total                                                ---------
                                                    $2,357,341



Item 2. Controls and Procedures

(a) The Principal Executive and Principal Financial Officers concluded that the registrants Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the registrants internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, its internal control over financial reporting.


	The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.



<SEQUENCE>2
<FILENAME>nqcert.txt
CERTIFICATION

I, Shannon D. Radke, certify that:

1.	I have reviewed this report on Form N-Q of Viking Mutual Funds;

2.	Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.	Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.	The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)	Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)	Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and

5.	The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions):

(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting.


Date:  May 27, 2009

/s/ Shannon D. Radke
- -----------------------
Shannon D. Radke
Principal Executive Officer



CERTIFICATION

I, Shannon D. Radke, certify that:

1.	I have reviewed this report on Form N-Q of Viking Mutual Funds;

2.	Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.	Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.	The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)	Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)	Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and

5.	The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions):

(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting.


Date:  May 27, 2009

/s/ Shannon D. Radke
- -----------------------
Shannon D. Radke
Principal Financial Officer

SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VIKING MUTUAL FUNDS

By: /s/ Shannon D. Radke
- --------------------------------
Shannon D. Radke
Principal Executive Officer

Date: May 27, 2009


	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Shannon D. Radke
- -------------------------------
Shannon D. Radke
Principal Executive Officer

Date: May 27, 2009


By: /s/ Shannon D. Radke
- -------------------------------
Shannon D. Radke
Principal Financial Officer

Date: May 27, 2009


</SEC-DOCUMENT>
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